Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Schedule of Acquisition in Purchase Price Allocation Depreciation and Amortization	The purchase price of the EON Business has been allocated to the assets acquired and liabilities assumed based on their estimated relative fair values as follows:
Purchase Price:
Cash	$31,074,127
Side Letter payable	1,925,873
Promissory note to Sellers of EON Business	15,000,000
10,000 HNRA Class A Common shares for Option Agreement	67,700
200,000 HNRA Class A Common shares	1,354,000
1,800,000 OpCo Class B Units	12,186,000
1,500,000 OpCo Preferred Units	21,220,594
Total purchase consideration	$82,828,294

Purchase Price Allocation
Cash	$246,323
Accounts receivable	3,986,559
Prepaid expenses	368,371
Oil & gas reserves	93,809,392
Derivative assets	51,907
Accounts payable	(2,290,475)
Accrued liabilities and other	(1,244,633)
Revenue and royalties payable	(775,154)
Revenue and royalties payable, related parties	(1,199,420)
Short-term derivative liabilities	(27,569)
Deferred tax liabilities	(8,528,772)
Asset retirement obligations, net	(893,235)
Other liabilities	(675,000)
Net assets acquired	$82,828,294

Schedule of the Pro-Forma Consolidated Results of Operations	The pro forma results of operations are presented for informational purposes only and are not indicative of the results of operations that would have been achieved if the acquisitions had taken place on the dates noted above, or of results that may occur in the future.
Year ended December 31,
2023
Revenue	$27,214,143
Operating income	4,962,026
Net income	1,486,496
Net income per common share	$0.28
Weighted Average common shares outstanding	5,235,131